Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to U.S. generally accepted accounting principles (US-GAAP) and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the interim periods presented, under the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). These condensed consolidated financial statements include all adjustments consisting of only normal recurring adjustments, necessary for a fair statement of the results of the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the entire year ending December 31, 2024. Certain information and note disclosures normally included in the Company’s annual audited consolidated financial statements and accompanying notes prepared in accordance with US-GAAP have been condensed in, or omitted from, these interim financial statements. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the condensed consolidated financial statements and related notes to the condensed consolidated financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form S-4 filed with the SEC on December 27, 2024.

Principle of consolidation
b.	Principle of consolidation

The condensed consolidated financial statements include the accounts of OSR Holdings, Inc. and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

The Company consolidates entities in which it has a controlling financial interest based on either the variable interest entity (VIE) or voting interest model. The Company is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Company determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Company consolidates an entity when it holds a majority voting interest in an entity.

The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.

Use of estimates
c.	Use of estimates

The preparation of the condensed consolidated financial statements in conformity with US-GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include allowance for credit losses, valuation of inventories, valuation of deferred tax assets, the useful lives of equipment and vehicles, lease liabilities and right-of-use assets, and other contingencies.

Cash and cash equivalents
d.	Cash and cash equivalents
The Group considers all highly liquid financial instruments with original maturities of three months or less when purchased to be cash equivalents.
Allowance for credit losses
e.	Allowance for credit losses

The Group records an allowance for credit losses (ACL) under Subtopic 326-20 Financial Instruments - Credit Losses – Measured at Amortized Cost for the current expected credit losses inherent in its financial assets measured at amortized cost and contract assets. The ACL is a valuation account deducted from the amortized cost basis to present the net amount expected to be collected. The estimate of expected credit losses includes expected recoveries of amounts previously written off as well as amounts expected to be written off.

Accounts receivable

The Group uses an aging schedule to estimate the ACL for trade accounts receivable. This method categorizes trade receivables into different groups based on industry and the number of days past due. Past due status is measured based on the number of days since the payment due date. The trade receivables are evaluated individually for expected credit losses if they no longer share similar risk characteristics. The Group determines that the receivables no longer share similar risk characteristic if they are past due balances over 90 days and over a specified amount. The Group evaluates the collectability of trade accounts receivables with payments that are more than 90 days past due on an individual basis to determine if any are deemed uncollectible. Trade accounts receivable balances are deemed uncollectible and written off as a deduction from the allowance after all means of collection have been exhausted.

Accounts receivable
f.	Accounts receivable

Accounts receivables are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in cash flows from operating activities in the condensed consolidated statements of cash flows.

Inventories
g.	Inventories

Inventories are stated at the lower of cost or net realizable value and cost is determined by the first-in, first-out method. Cost comprises of direct materials and delivery costs, direct labor, import duties and other taxes, an appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity, and, where applicable, transfers from cash flow hedging reserves in equity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Stock in transit is stated at the lower of cost and net realizable value. Cost comprises of purchase and delivery costs, net of rebates and discounts received or receivable.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Equipment and vehicles
h.	Equipment and vehicles

Equipment and vehicles are stated at historical cost less accumulated depreciation and accumulated impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation of all equipment and vehicles is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Estimated useful lives
Vehicle	5 years
Office equipment	5 years
Facility equipment	3 to 13 years

The assets’ depreciation method, residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Goodwill and intangible assets
i.	Goodwill and intangible assets

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

The Group accounts for intangible assets in accordance with Accounting Standards Codification (ASC) Topic 350, Intangibles – Goodwill and Other (ASC 350). ASC 350 requires that intangible assets with estimable useful lives be amortized over their respective estimated useful lives and reviewed for impairment in accordance with accounting standards.

When impairment indicators are identified, the Group compares the reporting unit’s fair value to its carrying amount, including goodwill. An impairment loss is recognized as the difference, if any, between the reporting unit’s carrying amount and its fair value, to the extent the difference does not exceed the total amount of goodwill allocated to the reporting unit.

Indefinite-lived intangible assets are tested for impairment annually, and more frequently when there is a triggering event. Annually, or when there is a triggering event, the Group first performs a qualitative assessment by evaluating all relevant events and circumstances to determine if it is more likely than not that the indefinite-lived intangible assets are impaired; this includes considering any potential effect on significant inputs to determining the fair value of the indefinite-lived intangible assets. When it is more likely than not that an indefinite-lived intangible asset is impaired, then the Group calculates the fair value of the intangible asset and performs a quantitative impairment test.

Impairment of long--lived assets
j.	Impairment of long-lived assets

Long-lived assets, such as equipment, vehicles and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Leases
k.	Leases

The Group is a lessee in several noncancellable operating leases, primarily for plants and main offices. The Group does not have a finance lease.

The Group accounts for leases in accordance with ASC Topic 842, Leases. The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. For finance leases, the lease liability is initially measured in the same manner and date as for operating leases and is subsequently measured at amortized cost using the effective-interest method.

Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term, and (3) lease payments.

●	Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term, and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.
●	The lease term for all of the Group’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Group option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
●	Lease payments included in the measurement of the lease liability comprise the following:
-	Fixed payments, including in-substance fixed payments, owed over the lease term (includes termination penalties the Group would owe if the lease term reflects the Group’s exercise of a termination option);
-	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date;
-	Amounts expected to be payable under a Group-provided residual value guarantee; and
-	The exercise price of a Group option to purchase the underlying asset if the Group is reasonably certain to exercise the option.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

ROU assets are periodically reduced by impairment losses. The Group uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

Operating lease ROU assets are presented as operating lease right of use assets on the condensed consolidated balance sheets. The current portion of operating lease liabilities are presented separately on the condensed consolidated balance sheets.

The Group has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

Foreign currency translation
l.	Foreign currency translation

The Group has operations in South Korea, Switzerland, and Germany. Accounting records in foreign operations are maintained in local currencies and remeasured to the Korean won during the consolidation. Nonmonetary assets and liabilities are translated at historical rates, and monetary assets and liabilities are translated at exchange rates in effect at the end of the year. Income statement accounts are translated at average rates for the year. Gains or losses from remeasurement of foreign currency financial statements into the Korean won are included in current results of comprehensive income.

Revenue recognition
m.	Revenue recognition

The Group only has revenue from customers. The Group recognizes revenue when it satisfies performance obligations under the terms of its contracts, and control of its products is transferred to its customers in an amount that reflects the consideration the Group expects to receive from its customers in exchange for those products. This process involves identifying the customer contract, determining the performance obligations in the contract, determining the transaction price, allocating the transaction price to the distinct performance obligations in the contract, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Group considers a performance obligation satisfied once it has transferred control of a good or product to a customer, meaning the customer has the ability to direct the use and obtain the benefit of the good or product.

Income taxes
n.	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Valuation allowances are established when management determines it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

Fair value measurements
o.	Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

-	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
-	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
-	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The carrying value of cash and cash equivalents, trade and other receivables, inventories, prepaid expenses and other current and financial assets, trade and other payable, short-term borrowing, current operating lease liabilities, and accrued expenses and other current liabilities approximates their fair value due to the short-term nature of these instruments. The carrying amount reported in the condensed consolidated balance sheets for notes payable to related party may differ from fair value since the interest rate is fixed.

Accounting pronouncements adopted during 2024
p.	Accounting pronouncements adopted during 2024

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides an exception to fair value measurement for contract assets and contract liabilities related to revenue contracts acquired in a business combination. The ASU requires an entity (acquirer) to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The ASU is effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2023. The ASU is applied to business combinations occurring on or after the effective date. The Group adopted this ASU as of January 1, 2024 and there is no impact on the Group’s condensed consolidated financial statements.

Accounting pronouncements issued, but not adopted as of March 31, 2025
q.	Accounting pronouncements issued, but not adopted as of March 31, 2025

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements – Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The ASU modifies the disclosure or presentation requirements of a variety of Topics in the Codification to align with the SEC’s regulations. The ASU also makes those requirements applicable to entities that were not previously subject to the SEC’s requirements. The ASU is effective for the Company two years after the effective date to remove the related disclosure from Regulation S-X or S-K. As of the date these financial statements have been made available for issuance, the SEC has not yet removed any related disclosure. The Group does not expect the adoption of ASU 2023-06 to have a material effect on its condensed consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosure of significant segment expenses on an annual and interim basis. This ASU will be effective for the annual periods beginning the year ended December 31, 2024, and for interim periods beginning January 1, 2025. Early adoption is permitted. Upon adoption, this ASU should be applied retrospectively to all prior periods presented in the financial statements. The Group does not expect the adoption of ASU 2023-07 to have a material effect on its condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. This ASU will be effective for the annual periods beginning the year ended December 31, 2026. Early adoption is permitted. Upon adoption, this ASU can be applied prospectively or retrospectively. The Group is currently evaluating the impact this ASU will have on the Group’s consolidated financial statements.